Schedule of Stock Option Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 21, 2024	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Subsequent Events [Abstract]
Number of options, outstanding beginning		2,808,760	313,760	145,250
Weighted average exercise price per share, outstanding beginning		$ 0.83	$ 6.53	$ 2.97
Number of options, granted		545,238	2,745,000	987,760
Weighted average exercise price per share, granted		$ 0.23	$ 0.11	$ 2.18
Number of options, expired
Weighted average exercise price per share, expired
Number of options, exercised	(70,002)	(75,000)		(674,000)
Weighted average exercise price, Exercised		$ 0.05		$ 0.15
Number of options, outstanding ending		3,278,998	2,808,760	313,760
Weighted average exercise price per share, outstanding ending		$ 0.75	$ 0.83	$ 6.53
Number of options, exercisable		3,028,998	2,158,760
Weighted average exercise price per share, exercisable		$ 0.79	$ 0.99